Shareholder Report, Average Annual Return (Details)								8 Months Ended	12 Months Ended		23 Months Ended	57 Months Ended	60 Months Ended	77 Months Ended	79 Months Ended	80 Months Ended	104 Months Ended	111 Months Ended	120 Months Ended
	Dec. 06, 2022	Jan. 21, 2020	May 31, 2018	Apr. 16, 2018	Feb. 28, 2018	Feb. 26, 2016	Jul. 31, 2015	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024	Oct. 31, 2024
C000050453
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									16.32%				3.69%						3.35%
C000050454
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									21.10%				4.06%						3.15%
C000025543
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									16.96%				5.46%						5.35%
C000025545
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									21.83%				5.87%						5.15%
C000050450
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									17.73%				3.86%						5.17%
C000050451
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									22.67%				4.26%						4.97%
C000025585
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									7.09%				(3.29%)						1.69%
C000025587
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									11.40%				(2.93%)						1.50%
C000025573
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									16.85%				1.41%						3.34%
C000025575
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									21.76%				1.79%						3.15%
C000235590
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									17.75%		9.06%
C000238648
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									22.69%		11.50%
C000182038
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									17.65%				1.54%	1.16%
C000182039
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									22.45%				1.91%	1.28%
C000025549
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									13.55%				7.22%						5.73%
C000025551
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									18.19%				7.62%						5.54%
C000040523
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									15.58%				6.66%						5.56%
C000040525
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									20.30%				7.07%						5.37%
C000025531
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									37.05%				15.70%						13.45%
C000025533
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									42.81%				16.15%						13.25%
C000025519
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									23.37%				8.73%						8.00%
C000025521
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									28.54%				9.15%						7.81%
C000025537
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									32.32%				7.55%						7.97%
C000025539
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									37.96%				7.96%						7.77%
C000040533
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									33.77%				6.08%						7.46%
C000040535
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									39.36%				6.43%						7.24%
C000040529
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									28.31%				8.11%						7.80%
C000040531
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									33.75%				8.52%						7.60%
C000025525
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class A Including sale charges
Average Annual Return, Percent									31.25%				13.05%						11.02%
C000025527
Average Annual Return [Line Items]
Line Graph and Table Measure Name									Class C Including sale charges
Average Annual Return, Percent									36.81%				13.49%						10.82%
Without Sales Load [Member] | C000050453
Average Annual Return [Line Items]
Average Annual Return, Percent									23.06%				4.86%						3.93%
Without Sales Load [Member] | C000050454
Average Annual Return [Line Items]
Average Annual Return, Percent									22.12%				4.06%						3.15%
Without Sales Load [Member] | C000050452
Average Annual Return [Line Items]
Average Annual Return, Percent									23.59%				5.23%						4.32%
Without Sales Load [Member] | C000091962
Average Annual Return [Line Items]
Average Annual Return, Percent									23.37%				5.11%						4.19%
Without Sales Load [Member] | C000161507
Average Annual Return [Line Items]
Average Annual Return, Percent									23.46%				5.23%					5.14%
Without Sales Load [Member] | C000141554
Average Annual Return [Line Items]
Average Annual Return, Percent									22.80%				4.59%						3.68%
Without Sales Load [Member] | C000201748
Average Annual Return [Line Items]
Average Annual Return, Percent									23.47%				5.22%		1.97%
Without Sales Load [Member] | C000025543
Average Annual Return [Line Items]
Average Annual Return, Percent									23.79%				6.67%						5.95%
Without Sales Load [Member] | C000025545
Average Annual Return [Line Items]
Average Annual Return, Percent									22.85%				5.87%						5.15%
Without Sales Load [Member] | C000025541
Average Annual Return [Line Items]
Average Annual Return, Percent									24.24%				7.06%						6.35%
Without Sales Load [Member] | C000025542
Average Annual Return [Line Items]
Average Annual Return, Percent									23.66%				6.54%						5.81%
Without Sales Load [Member] | C000058972
Average Annual Return [Line Items]
Average Annual Return, Percent									24.10%				6.94%						6.22%
Without Sales Load [Member] | C000161504
Average Annual Return [Line Items]
Average Annual Return, Percent									24.35%				7.08%					6.12%
Without Sales Load [Member] | C000058971
Average Annual Return [Line Items]
Average Annual Return, Percent									23.46%				6.40%						5.68%
Without Sales Load [Member] | C000201740
Average Annual Return [Line Items]
Average Annual Return, Percent									24.30%				7.07%		4.50%
Without Sales Load [Member] | C000050450
Average Annual Return [Line Items]
Average Annual Return, Percent									24.63%				5.05%						5.76%
Without Sales Load [Member] | C000050451
Average Annual Return [Line Items]
Average Annual Return, Percent									23.69%				4.26%						4.97%
Without Sales Load [Member] | C000050449
Average Annual Return [Line Items]
Average Annual Return, Percent									25.17%				5.45%						6.16%
Without Sales Load [Member] | C000091961
Average Annual Return [Line Items]
Average Annual Return, Percent									25.03%				5.32%						6.02%
Without Sales Load [Member] | C000161506
Average Annual Return [Line Items]
Average Annual Return, Percent									25.10%				5.46%					5.58%
Without Sales Load [Member] | C000201747
Average Annual Return [Line Items]
Average Annual Return, Percent									25.10%				5.46%		2.79%
Without Sales Load [Member] | C000025585
Average Annual Return [Line Items]
Average Annual Return, Percent									13.30%				(2.19%)						2.27%
Without Sales Load [Member] | C000025587
Average Annual Return [Line Items]
Average Annual Return, Percent									12.40%				(2.93%)						1.50%
Without Sales Load [Member] | C000025583
Average Annual Return [Line Items]
Average Annual Return, Percent									13.68%				(1.87%)						2.64%
Without Sales Load [Member] | C000141341
Average Annual Return [Line Items]
Average Annual Return, Percent									13.60%				(1.94%)						2.53%
Without Sales Load [Member] | C000198939
Average Annual Return [Line Items]
Average Annual Return, Percent									13.63%				(1.87%)			(2.07%)
Without Sales Load [Member] | C000201743
Average Annual Return [Line Items]
Average Annual Return, Percent									13.63%				(1.87%)		(1.99%)
Without Sales Load [Member] | C000025573
Average Annual Return [Line Items]
Average Annual Return, Percent									23.66%				2.55%						3.92%
Without Sales Load [Member] | C000025575
Average Annual Return [Line Items]
Average Annual Return, Percent									22.76%				1.79%						3.15%
Without Sales Load [Member] | C000025571
Average Annual Return [Line Items]
Average Annual Return, Percent									24.09%				2.88%						4.29%
Without Sales Load [Member] | C000025572
Average Annual Return [Line Items]
Average Annual Return, Percent									23.43%				2.36%						3.77%
Without Sales Load [Member] | C000091958
Average Annual Return [Line Items]
Average Annual Return, Percent									24.02%				2.81%						4.18%
Without Sales Load [Member] | C000161505
Average Annual Return [Line Items]
Average Annual Return, Percent									24.10%				2.88%					4.86%
Without Sales Load [Member] | C000201742
Average Annual Return [Line Items]
Average Annual Return, Percent									24.10%				2.89%		1.29%
Without Sales Load [Member] | C000235590
Average Annual Return [Line Items]
Average Annual Return, Percent									24.59%		12.34%
Without Sales Load [Member] | C000238648
Average Annual Return [Line Items]
Average Annual Return, Percent									23.69%		11.50%
Without Sales Load [Member] | C000238650
Average Annual Return [Line Items]
Average Annual Return, Percent									25.04%		12.72%
Without Sales Load [Member] | C000238649
Average Annual Return [Line Items]
Average Annual Return, Percent									24.91%		12.58%
Without Sales Load [Member] | C000238647
Average Annual Return [Line Items]
Average Annual Return, Percent									25.04%		12.73%
Without Sales Load [Member] | C000238651
Average Annual Return [Line Items]
Average Annual Return, Percent									24.29%		12.08%
Without Sales Load [Member] | C000238646
Average Annual Return [Line Items]
Average Annual Return, Percent									24.95%		12.69%
Without Sales Load [Member] | C000182038
Average Annual Return [Line Items]
Average Annual Return, Percent									24.47%				2.70%	2.05%
Without Sales Load [Member] | C000182039
Average Annual Return [Line Items]
Average Annual Return, Percent									23.45%				1.91%	1.28%
Without Sales Load [Member] | C000182040
Average Annual Return [Line Items]
Average Annual Return, Percent									24.72%				3.02%	2.39%
Without Sales Load [Member] | C000182041
Average Annual Return [Line Items]
Average Annual Return, Percent									24.66%				2.94%	2.30%
Without Sales Load [Member] | C000182043
Average Annual Return [Line Items]
Average Annual Return, Percent									24.68%				3.02%	2.39%
Without Sales Load [Member] | C000182042
Average Annual Return [Line Items]
Average Annual Return, Percent									24.02%				2.41%	1.79%
Without Sales Load [Member] | C000203335
Average Annual Return [Line Items]
Average Annual Return, Percent									24.71%			1.16%
Without Sales Load [Member] | C000025549
Average Annual Return [Line Items]
Average Annual Return, Percent									20.14%				8.43%						6.33%
Without Sales Load [Member] | C000025551
Average Annual Return [Line Items]
Average Annual Return, Percent									19.20%				7.62%						5.54%
Without Sales Load [Member] | C000025547
Average Annual Return [Line Items]
Average Annual Return, Percent									20.50%				8.78%						6.71%
Without Sales Load [Member] | C000025548
Average Annual Return [Line Items]
Average Annual Return, Percent									19.91%				8.25%						6.19%
Without Sales Load [Member] | C000091956
Average Annual Return [Line Items]
Average Annual Return, Percent									20.44%				8.71%						6.59%
Without Sales Load [Member] | C000169233
Average Annual Return [Line Items]
Average Annual Return, Percent									20.55%				8.80%				9.29%
Without Sales Load [Member] | C000201741
Average Annual Return [Line Items]
Average Annual Return, Percent									20.54%				8.80%		7.14%
Without Sales Load [Member] | C000040523
Average Annual Return [Line Items]
Average Annual Return, Percent									22.32%				7.88%						6.16%
Without Sales Load [Member] | C000040525
Average Annual Return [Line Items]
Average Annual Return, Percent									21.33%				7.07%						5.37%
Without Sales Load [Member] | C000040526
Average Annual Return [Line Items]
Average Annual Return, Percent									22.75%				8.25%						6.56%
Without Sales Load [Member] | C000058987
Average Annual Return [Line Items]
Average Annual Return, Percent									22.60%				8.13%						6.43%
Without Sales Load [Member] | C000169234
Average Annual Return [Line Items]
Average Annual Return, Percent									22.72%				8.25%				9.16%
Without Sales Load [Member] | C000058986
Average Annual Return [Line Items]
Average Annual Return, Percent									22.01%				7.60%						5.89%
Without Sales Load [Member] | C000201744
Average Annual Return [Line Items]
Average Annual Return, Percent									22.74%				8.26%		7.00%
Without Sales Load [Member] | C000025531
Average Annual Return [Line Items]
Average Annual Return, Percent									45.00%				17.02%						14.10%
Without Sales Load [Member] | C000025533
Average Annual Return [Line Items]
Average Annual Return, Percent									43.92%				16.15%						13.25%
Without Sales Load [Member] | C000025529
Average Annual Return [Line Items]
Average Annual Return, Percent									45.56%				17.45%						14.53%
Without Sales Load [Member] | C000025530
Average Annual Return [Line Items]
Average Annual Return, Percent									44.86%				16.87%						13.97%
Without Sales Load [Member] | C000058968
Average Annual Return [Line Items]
Average Annual Return, Percent									45.38%				17.31%						14.38%
Without Sales Load [Member] | C000158457
Average Annual Return [Line Items]
Average Annual Return, Percent									45.56%				17.46%					14.78%
Without Sales Load [Member] | C000058967
Average Annual Return [Line Items]
Average Annual Return, Percent									44.69%				16.73%						13.82%
Without Sales Load [Member] | C000201738
Average Annual Return [Line Items]
Average Annual Return, Percent									45.55%				17.46%		15.06%
Without Sales Load [Member] | C000025519
Average Annual Return [Line Items]
Average Annual Return, Percent									30.56%				9.97%						8.62%
Without Sales Load [Member] | C000025521
Average Annual Return [Line Items]
Average Annual Return, Percent									29.57%				9.15%						7.81%
Without Sales Load [Member] | C000025517
Average Annual Return [Line Items]
Average Annual Return, Percent									31.07%				10.38%						9.03%
Without Sales Load [Member] | C000025518
Average Annual Return [Line Items]
Average Annual Return, Percent									30.39%				9.82%						8.49%
Without Sales Load [Member] | C000058964
Average Annual Return [Line Items]
Average Annual Return, Percent									30.88%				10.25%						8.89%
Without Sales Load [Member] | C000158455
Average Annual Return [Line Items]
Average Annual Return, Percent									31.05%				10.39%					9.37%
Without Sales Load [Member] | C000058963
Average Annual Return [Line Items]
Average Annual Return, Percent									30.26%				9.70%						8.34%
Without Sales Load [Member] | C000201736
Average Annual Return [Line Items]
Average Annual Return, Percent									31.06%				10.39%		8.64%
Without Sales Load [Member] | C000025537
Average Annual Return [Line Items]
Average Annual Return, Percent									40.03%				8.77%						8.58%
Without Sales Load [Member] | C000025539
Average Annual Return [Line Items]
Average Annual Return, Percent									38.96%				7.96%						7.77%
Without Sales Load [Member] | C000025535
Average Annual Return [Line Items]
Average Annual Return, Percent									40.51%				9.17%						8.99%
Without Sales Load [Member] | C000025536
Average Annual Return [Line Items]
Average Annual Return, Percent									39.77%				8.62%						8.45%
Without Sales Load [Member] | C000058970
Average Annual Return [Line Items]
Average Annual Return, Percent									40.34%				9.04%						8.85%
Without Sales Load [Member] | C000158458
Average Annual Return [Line Items]
Average Annual Return, Percent									40.54%				9.19%					8.95%
Without Sales Load [Member] | C000058969
Average Annual Return [Line Items]
Average Annual Return, Percent									39.60%				8.50%						8.31%
Without Sales Load [Member] | C000201739
Average Annual Return [Line Items]
Average Annual Return, Percent									40.49%				9.18%		7.64%
Without Sales Load [Member] | C000040533
Average Annual Return [Line Items]
Average Annual Return, Percent									41.51%				7.28%						8.07%
Without Sales Load [Member] | C000040535
Average Annual Return [Line Items]
Average Annual Return, Percent									40.36%				6.43%						7.24%
Without Sales Load [Member] | C000040536
Average Annual Return [Line Items]
Average Annual Return, Percent									41.98%				7.67%						8.48%
Without Sales Load [Member] | C000058991
Average Annual Return [Line Items]
Average Annual Return, Percent									41.79%				7.54%						8.34%
Without Sales Load [Member] | C000158460
Average Annual Return [Line Items]
Average Annual Return, Percent									42.00%				7.69%					8.00%
Without Sales Load [Member] | C000058990
Average Annual Return [Line Items]
Average Annual Return, Percent									41.19%				7.01%						7.80%
Without Sales Load [Member] | C000201746
Average Annual Return [Line Items]
Average Annual Return, Percent									41.96%				7.68%		6.50%
Without Sales Load [Member] | C000040529
Average Annual Return [Line Items]
Average Annual Return, Percent									35.77%				9.33%						8.41%
Without Sales Load [Member] | C000040531
Average Annual Return [Line Items]
Average Annual Return, Percent									34.78%				8.52%						7.60%
Without Sales Load [Member] | C000040532
Average Annual Return [Line Items]
Average Annual Return, Percent									36.25%				9.74%						8.82%
Without Sales Load [Member] | C000058989
Average Annual Return [Line Items]
Average Annual Return, Percent									36.13%				9.60%						8.67%
Without Sales Load [Member] | C000158459
Average Annual Return [Line Items]
Average Annual Return, Percent									36.27%				9.75%					9.27%
Without Sales Load [Member] | C000058988
Average Annual Return [Line Items]
Average Annual Return, Percent									35.46%				9.06%						8.13%
Without Sales Load [Member] | C000201745
Average Annual Return [Line Items]
Average Annual Return, Percent									36.29%				9.75%		7.75%
Without Sales Load [Member] | C000025525
Average Annual Return [Line Items]
Average Annual Return, Percent									38.87%				14.34%						11.65%
Without Sales Load [Member] | C000025527
Average Annual Return [Line Items]
Average Annual Return, Percent									37.84%				13.49%						10.82%
Without Sales Load [Member] | C000025523
Average Annual Return [Line Items]
Average Annual Return, Percent									39.37%				14.76%						12.08%
Without Sales Load [Member] | C000025524
Average Annual Return [Line Items]
Average Annual Return, Percent									38.68%				14.18%						11.52%
Without Sales Load [Member] | C000058966
Average Annual Return [Line Items]
Average Annual Return, Percent									39.20%				14.62%						11.93%
Without Sales Load [Member] | C000158456
Average Annual Return [Line Items]
Average Annual Return, Percent									39.40%				14.77%					12.45%
Without Sales Load [Member] | C000058965
Average Annual Return [Line Items]
Average Annual Return, Percent									38.52%				14.05%						11.37%
Without Sales Load [Member] | C000201737
Average Annual Return [Line Items]
Average Annual Return, Percent									39.40%				14.77%		12.54%
MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return, Percent									22.97%				5.92%						5.31%
MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return, Percent									22.97%				5.92%						5.31%
MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return, Percent									22.97%				5.92%						5.31%
MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return, Percent									22.97%				5.92%						5.31%
MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return, Percent									22.97%				5.92%					5.08%
MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE IMI Index (Net, Unhedged, USD)
Average Annual Return, Percent									22.97%				5.92%		4.38%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%					13.10%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%		13.86%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%					13.10%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%						12.74%
Russell 1000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.07%				14.98%		13.86%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%					12.76%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%		13.40%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%					12.76%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%		13.40%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%					12.76%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%						12.43%
Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									37.86%				14.59%		13.40%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%						3.43%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%						3.43%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%						3.43%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%						3.43%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%					4.84%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%						3.43%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%		1.94%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%					5.10%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%		4.77%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.96%				4.09%						5.73%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.96%				4.09%						5.73%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.96%				4.09%						5.73%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.96%				4.09%						5.73%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.96%				4.09%					5.04%
MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Small Cap Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.96%				4.09%		2.17%
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent									18.48%				0.29%						2.90%
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent									18.48%				0.29%						2.90%
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent									18.48%				0.29%						2.90%
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name								MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent									18.48%				0.29%						2.90%
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name					MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent									18.48%				0.29%			(1.91%)
MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI China All Shares Index (Net, USD, Unhedged)
Average Annual Return, Percent									18.48%				0.29%		(1.32%)
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%						3.43%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%						3.43%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%						3.43%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%						3.43%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%						3.43%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name							MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%					4.84%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%		1.94%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent									27.19%		13.46%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent									27.19%		13.46%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent									27.19%		13.46%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent									27.19%		13.46%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent									27.19%		13.46%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent									27.19%		13.46%
MSCI® Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Emerging Markets ex China Index (Net, USD, Unhedged)
Average Annual Return, Percent									27.19%		13.46%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%	2.52%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%	2.52%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%	2.52%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%	2.52%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%	2.52%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%				3.93%	2.52%
MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI Emerging Markets Index (Net, USD, Unhedged)
Average Annual Return, Percent									25.32%			2.35%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%				7.61%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%		4.77%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name						MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%				7.61%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name										MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%						5.27%
MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name				MSCI EAFE Index (Net, USD, Unhedged)
Average Annual Return, Percent									22.97%				6.24%		4.77%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									43.77%				18.98%						16.17%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									43.77%				18.98%						16.17%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									43.77%				18.98%						16.17%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									43.77%				18.98%						16.17%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									43.77%				18.98%						16.17%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									43.77%				18.98%					16.40%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									43.77%				18.98%						16.17%
Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									43.77%				18.98%		17.63%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									30.98%				10.13%						8.86%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									30.98%				10.13%						8.86%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									30.98%				10.13%						8.86%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									30.98%				10.13%						8.86%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									30.98%				10.13%						8.86%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									30.98%				10.13%					9.32%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									30.98%				10.13%						8.86%
Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									30.98%				10.13%		9.41%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									34.07%				8.49%						7.93%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									34.07%				8.49%						7.93%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									34.07%				8.49%						7.93%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									34.07%				8.49%						7.93%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									34.07%				8.49%						7.93%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									34.07%				8.49%					7.85%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									34.07%				8.49%						7.93%
Russell 2000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									34.07%				8.49%		6.76%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									36.49%				7.91%						8.14%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									36.49%				7.91%						8.14%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									36.49%				7.91%						8.14%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									36.49%				7.91%						8.14%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									36.49%				7.91%					7.38%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									36.49%				7.91%						8.14%
Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent									36.49%				7.91%		6.47%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									31.77%				8.42%						7.32%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									31.77%				8.42%						7.32%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									31.77%				8.42%						7.32%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									31.77%				8.42%						7.32%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									31.77%				8.42%					7.91%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									31.77%				8.42%						7.32%
Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent									31.77%				8.42%		6.53%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.02%				15.25%						12.99%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.02%				15.25%						12.99%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.02%				15.25%						12.99%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.02%				15.25%						12.99%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.02%				15.25%						12.99%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name							S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.02%				15.25%					13.41%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name										S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.02%				15.25%						12.99%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name				S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent									38.02%				15.25%		14.15%